Commitments (Detail Textuals)	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loan amount	$ 10,802,000
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	5.00%
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	3.00%